INCOME TAXES - Current and deferred portion of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INCOME TAXES
Current tax	¥ 1,560,830		¥ 935,897	¥ 945,305
Deferred tax	83,476		72,977	(208,501)
Income tax expense	¥ 1,644,306	$ 225,269	¥ 1,008,874	¥ 736,804